Merger Transactions (Details Narrative)						6 Months Ended			12 Months Ended
	Jan. 01, 2022 USD ($) a	Nov. 10, 2020 shares	Oct. 30, 2020 shares	Oct. 21, 2020 USD ($)	May 28, 2019 USD ($) a	Jun. 30, 2022 USD ($) a	Dec. 31, 2021 USD ($) a	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 04, 2020 a
NEW MEXICO
Area of land | a						70	70		70	40
Naseeb Inc. [Member]
Asset acquisition consideration transferred amount						$ 1,000			$ 1,000
GGG Merger Agreement [Member] | Real Estate Option Agreement [Member] | Black Scholes Model [Member]
Price of land per acre						4,000	$ 4,000		4,000
Fair value of asset acquired						103,837			103,837
Exercise price of option						$ 5,000			$ 5,000
Expected dividend yield						0.00%			0.00%
Risk free rate						0.15%			0.15%
Expected volatility rate						28.40%			28.40%
GGG Merger Agreement [Member] | Real Estate Option Agreement [Member] | Black Scholes Model [Member] | Minimum [Member]
Expected term						2 years 2 months 8 days			2 years 2 months 8 days
GGG Merger Agreement [Member] | Real Estate Option Agreement [Member] | Black Scholes Model [Member] | Maximum [Member]
Expected term						2 years 2 months 26 days			2 years 2 months 26 days
GGG Merger Agreement [Member] | Grants Greehouse Growers Inc [Member]
Stock issued during the period for Merger | shares			1,000,000
GGG Merger Agreement [Member] | Grants Greehouse Growers Inc [Member] | Real Estate Option Agreement One [Member]
Rental for real estate	$ 2,000						$ 1,750	$ 1,500
Area of land | a	330
Price of land per acre	$ 5,000
GGG Merger Agreement [Member] | Grants Greehouse Growers Inc [Member] | Real Estate Option Agreement Two [Member]
Rental for real estate	$ 1,500			$ 1,000
Area of land | a	175
Price of land per acre	$ 5,000
Merger Agreement [Member] | Naseeb Inc. [Member]
Stock issued during the period for Merger | shares		10,000,000
Merger Agreement [Member] | Bright Green Grow Innovations LLC [Member]
Sale of stock, consideration received per transaction					$ 9,128,851
Merger Agreement [Member] | Bright Green Grow Innovations LLC [Member] | NEW MEXICO
Area of land | a					40
Merger Agreement [Member] | Bright Green Grow Innovations LLC [Member] | Green House [Member] | NEW MEXICO
Area of land | a					70